Identified Intangible Assets - Schedule of Estimated Amortization Expense for Identified Intangible Assets (Detail) (Other Identified Intangible Assets [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2012
Other Identified Intangible Assets [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2013	$ 232
2014	153
2015	132
2016	127
2017	$ 113